Note 6 - Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Current Liabilities [Abstract]
Accrued employment-related liabilities	$ 78	$ 125
Accrued customer rebates	31	34
Deferred revenue	34	39
Accrued restructuring liabilities	11	27
Deferred consideration on disposed businesses		11
Other	93	113
Total	$ 247	$ 349